NATURE AND DESCRIPTION OF THE CORPORATION	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
NATURE AND DESCRIPTION OF THE CORPORATION	NATURE AND DESCRIPTION OF THE CORPORATION
(a)Brookfield Business Corporation
Brookfield Business Corporation and its subsidiaries (collectively, the “Corporation”) is an owner and operator of business services and industrials operations on a global basis. Brookfield Business Corporation was incorporated under the Business Corporations Act (British Columbia) on October 10, 2025 under the name 1559985 B.C. Ltd. and changed its name to Brookfield Business Corporation on March 27, 2026. Brookfield Corporation (together with its controlled subsidiaries, excluding the Corporation, “Brookfield”) is the ultimate parent of the Corporation. “Brookfield Holders” refers to Brookfield, Brookfield Wealth Solutions Ltd. (“Brookfield Wealth Solutions”) and their related parties. The Corporation’s class A subordinate voting shares (“Class A Shares”) are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the symbol “BBUC”. The Corporation’s head office is located at 225 Liberty Street, 8th Floor, New York, NY 10281-1048 and its registered office is located at 1055 West Georgia Street, 1500 Royal Centre, P.O. Box 11117, Vancouver, British Columbia V6E 4N7.
The Corporation’s consolidated equity interests include newly issued publicly traded Class A Shares held by public shareholders and Brookfield Holders and newly issued class B multiple voting shares (“Class B Shares”) and newly issued non-voting incentive shares (“Special Shares”) held by Brookfield. Holders of the Class A Shares, Class B Shares, and Special Shares will be collectively referred to throughout as “Shareholders”, unless the context indicates or requires otherwise. Class A Shares, Class B Shares and Special Shares will be collectively referred to throughout as “Shares” unless the context indicates or requires otherwise.
The Corporation’s principal operations include business services operations such as a dealer software and technology services operation, non-bank financial services operations, a residential mortgage insurer and fleet management and car rental services. The Corporation’s industrials operations include an advanced energy storage operation and an engineered components manufacturing operation, among others. The Corporation’s infrastructure services operations include modular building leasing services, a lottery services operation, offshore oil services and work access services. The Corporation’s operations are primarily located in the United States, Europe, Australia, Brazil and Canada.
(b)The Arrangement
On March 27, 2026, Brookfield Business Partners L.P. (“BBU”), Brookfield Business Holdings Corporation (“BBHC”, formerly Brookfield Business Corporation) and the Corporation completed a reorganization by way of a plan of arrangement under the laws of the Province of British Columbia (the “Arrangement”) to simplify BBU’s and BBHC’s corporate structure by replacing BBU and BBHC with a single publicly traded corporate entity. Pursuant to the Arrangement, (i) limited partnership units (“LP Units”) of BBU, the Corporation’s predecessor, class A exchangeable subordinate voting shares (“BBHC exchangeable shares”) of BBHC and redemption-exchange partnership units (“Redemption-Exchange Units”) of Brookfield Business L.P. (the “Holding LP”) were exchanged on a one-for-one basis for newly issued Class A Shares, (ii) general partnership units (“GP Units”) of BBU were exchanged for newly issued Class B Shares, and (iii) the special limited partnership units (“Special LP Units”) in the Holding LP were exchanged on a one-for-one basis for newly issued Special Shares. Following the completion of the Arrangement, BBU and BBHC became subsidiaries of the Corporation, were delisted, and ceased to be reporting issuers, with the Corporation succeeding BBU, its predecessor.